SmartETFs

SmartETFs Asia Pacific Dividend Builder ETF (NYSE Arca: ADIV)

SmartETFs Dividend Builder ETF (NYSE Arca: DIVS)

SmartETFs Smart Transportation & Technology ETF (NYSE Arca: MOTO)

SmartETFs Sustainable Energy II ETF (NYSE Arca: SOLR)

Supplement dated August 28, 2025,

to the Statement of Additional Information (“SAI”)
dated April 30, 2025, as amended July 3, 2025

Effective August 27, 2025, Amanda Parness no longer serves as an Independent Trustee of the Funds listed above. Accordingly, all references to Ms. Parness as a current Independent Trustee are removed from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.